Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Significant Of Accounting Policies [Line Items]
Schedule of Cash and Cash Equivalents are Deposited in Financial Institutions	The Group’s cash and cash equivalents are deposited in financial institutions at below locations:

	As of December 31,
	2022	2023
	US$	US$
Financial institutions in the mainland PRC
—Denominated in Chinese Renminbi (“RMB”)	13,639,079	5,766,176
—Denominated in U.S. Dollar (“USD”)	10,013,699	33,287,688
Total cash and cash equivalents balances held at mainland PRC financial institutions	23,652,778	39,053,864
Financial institutions in Hong Kong Special Administrative Region (“HK S.A.R.”)
—Denominated in USD	105,481,683	112,226,871
—Denominated in Hong Kong Dollar (“HKD”)	158,251	54,584
—Denominated in RMB	8,896	10,122
Total cash and cash equivalents balances held at the HK S.A.R. financial institutions	105,648,830	112,291,577
Financial institutions in UAE
—Denominated in United Arab Emirates Dirham (“AED”)	6,858,066	5,636,696
—Denominated in USD	237,038,304	128,818,035
—Denominated in RMB	—	3,572,231
Total cash and cash equivalents balances held at the UAE financial institutions	243,896,370	138,026,962
Financial institutions in United States
—Denominated in USD	465,475	20,110,736
Total cash and cash equivalents balances held at the United States financial institutions	465,475	20,110,736
Financial institutions in Singapore
—Denominated in USD	13,359,499	1,616,771
—Denominated in Singapore Dollar (“SGD”)	233,885	93,284
—Denominated in RMB	—	690,269
Total cash balances held at the Singapore financial institutions	13,593,384	2,400,324
Financial institutions in United Kingdom
—Denominated in USD	20,000,000	—
Total cash equivalents balances held at the United Kingdom financial institutions	20,000,000	—
Total cash and cash equivalents balances held at financial institutions	407,256,837	311,883,463

Schedule of Useful Life of Property Plant and Equipment

Property and equipment are stated at cost less depreciation and any impairment. Property and equipment are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated Useful Life
Electronic equipment	3 years
Vehicle	4 years
Office furniture	3-5 years
Leasehold improvements	Shorter of the lease term or the estimated useful life of the assets

Summary of Intangible Assets Amortized using Straight Line Method over Estimated Useful Lives	Intangible asset is amortized using the straight-line method over the estimated useful lives of the asset, as follows:

Category	Estimated Useful Life
Domain names	3-5 years
Trademarks	10 years

Summary of Company's Assets Measured at Fair Value on Reccurring Basis

The following table sets forth the Company’s assets that are measured at fair value on a recurring basis and are categorized under the fair value hierarchy:

	Fair value measurement as of December 31, 2022 using
	Level 1	Level 2	Level 3	Total fair value as of December 31, 2022
	US$	US$	US$	US$
Assets
Short-term investments	2,963,052	22,825,252	—	25,788,304

	Fair value measurement as of December 31, 2023 using
	Level 1	Level 2	Level 3	Total fair value as of December 31, 2023
	US$	US$	US$	US$
Assets
Short-term investments	—	10,282,329	—	10,282,329

Schedules of Concentration of Risk by Risk Factor

The Group’s cost of revenues mainly included commission fees paid to third party payment platforms, among which two third party payment platforms individually represent greater than 10% of the Group’s cost of revenues excluding payroll and welfare and depreciation for the years ended December 31, 2021, 2022 and 2023 are as follows:

	For the Year Ended December 31,
	2021	2022	2023
A	52%	41%	32%
B	25%	20%	24%

Summary of Geographic Information for Long-lived Assets	The geographic information for long-lived assets of the Group’s for the years ended December 31, 2022 and 2023 are as follows:

	As of December 31,
	2022	2023
	US$	US$
Domestic component
UAE	995,692	397,377
Foreign components
Mainland PRC	18,630,833	16,714,825
HK S.A.R.	—	62,872
Cayman Islands	1,180,000	940,000
Total long-lived assets	20,806,525	18,115,074